INCOME TAXES, Deferred Tax Assets and Liabilities (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 3,548,246	$ 2,413,163	$ 1,373,878
Valuation allowance	(3,548,246)	(2,413,163)	(1,373,878)
Deferred tax asset net	0	0	0
Non-capital Tax Loss Carry Forwards [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	3,440,372	2,260,154	1,203,851
Non-capital Tax Loss Carry Forwards [Member] | Canada [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	12,742,000
Other [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	64,347	109,482	123,003
Share Issuance Costs [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 43,527	$ 43,527	$ 47,024